Debt Debt - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 868,725
Long-term debt	1,855,960	$ 1,025,914
Total	2,724,685
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	836,882
Long-term debt	1,113,676	$ 252,691
Total	1,950,558
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	31,843
Long-term debt	742,284
Total	$ 774,127